FAIR VALUE - Additional information (Details) - Fair Value, Inputs, Level 3	Feb. 28, 2021
Measurement Input, Weighted Average Cost of Capital | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Securities, Available-for-sale, Measurement Input	24
Measurement Input, Weighted Average Cost of Capital | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Securities, Available-for-sale, Measurement Input	18
Measurement Input, Weighted Average Cost of Capital | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Securities, Available-for-sale, Measurement Input	22
Measurement Input, Discount for Lack of Marketability | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Securities, Available-for-sale, Measurement Input	30
Measurement Input, Discount for Lack of Marketability | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Securities, Available-for-sale, Measurement Input	15
Measurement Input, Discount for Lack of Marketability | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Securities, Available-for-sale, Measurement Input	25
Measurement Input, Price Volatility | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Securities, Available-for-sale, Measurement Input	71
Measurement Input, Price Volatility | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Securities, Available-for-sale, Measurement Input	46
Measurement Input, Price Volatility | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Securities, Available-for-sale, Measurement Input	61